Leases (Details) - Schedule of Total Lease Expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Lease Expense [Abstract]
Operating lease cost	$ 234	$ 184	$ 690	$ 456	$ 721	$ 478
Total lease cost	$ 234	$ 184	$ 835	$ 456	$ 721	$ 478